Federated Capital Income Fund
Federated Capital Income Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's primary investment objectives are current income and long-term growth of income.
Capital appreciation is a secondary objective.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F), Class R Shares (R) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000, or $1,000,000, in certain classes (e.g., A class and F class, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 19.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Federated Capital Income Fund	A	B	C	F	R	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	1.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.50%	1.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none	none	none	none
Exchange Fee	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federated Capital Income Fund		A	B	C	F		R	IS
Management Fee		0.60%	0.60%	0.60%	0.60%		0.60%	0.60%
Distribution (12b-1) Fee		none	0.75%	0.75%	none	[1]	0.50%	none
Other Expenses		0.45%	0.48%	0.46%	0.46%		0.37%	0.20%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%		0.02%	0.02%
Total Annual Fund Operating Expenses		1.07%	1.85%	1.83%	1.08%		1.49%	0.82%
Fee Waivers and/or Expense Reimbursements	[2]	(0.16%)	(0.18%)	(0.16%)	(0.16%)		(0.33%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.91%	1.67%	1.67%	0.92%		1.16%	0.66%
[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class F Shares pursuant to which the F class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the F class of the Fund. The F class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees ("Trustees").
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C, F, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.64%, 1.64%, 0.89%, 1.13% and 0.63% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - Federated Capital Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	653	872	1,108	1,784
B	738	982	1,201	1,965
C	286	576	990	2,148
F	309	540	690	1,404
R	152	471	813	1,779
IS	84	262	455	1,014

Expense Example, No Redemption - Federated Capital Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	653	872	1,108	1,784
B	188	582	1,001	1,965
C	186	576	990	2,148
F	209	440	690	1,404
R	152	471	813	1,779
IS	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have relatively high current income potential. The Fund's investment adviser or subadviser (as applicable, "Adviser") divides the Fund's portfolio between equity and fixed-income investments by first allocating an amount to fixed-income investments sufficient to achieve a minimum income consistent with the Fund's strategy of emphasizing relatively high current income potential. The Adviser then adjusts the initial allocation based on the Adviser's expectations for the performance and risk of the stocks and bonds in which the Fund invests. The Adviser's process for selecting equity investments attempts to identify mature, mid- to large-cap value companies and securities with high dividend yields that are likely to maintain and increase their dividends. The Adviser selects fixed-income investments that offer high current yields. The Adviser expects that these fixed-income investments will primarily be investment-grade debt issues, domestic noninvestment-grade debt securities (also known as "junk bonds" or "high-yield bonds") and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. The Adviser continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to these categories of fixed-income investments, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles. The Adviser does not target an average maturity or duration for the Fund's portfolio and may invest in bonds of any maturity range. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

To pursue the Fund's investment strategy, the Adviser can invest in securities directly or in other investment companies, including, for example, affiliated funds advised by the Adviser or its affiliates (an "Underlying Fund"). At times, the Fund's investment in Underlying Funds may be a substantial portion of the Fund's portfolio. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s).
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Fund's performance.
  Mid-Cap Company Risk . The Fund may invest in mid-capitalization (or "mid-cap") companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Large-Cap Company Risk. The Fund may invest in large capitalization (or "large-cap") companies. In addition, large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund's portfolio, performance and Share price.
  Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time.
  Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or the stock market. Economic, political and financial conditions, or industry or economic trends and developments may, from time to time and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus, such as stock market, interest rate, counterparty credit, currency, liquidity and leverage risks.
  Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objectives and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Capital Income Fund - A Class

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund's A class highest quarterly return was 11.78% (quarter ended June 30, 2009). Its lowest quarterly return was (13.51)% (quarter ended December 31, 2008).
Average Annual Total Return Table
The Fund's R class commenced operations on June 25, 2013. The Fund's IS class commenced operations on March 30, 2012. For the period prior to the commencement of operations of the Fund's R class, the R class performance information shown below is the Fund's A class performance adjusted to reflect the expenses of the Fund's R class for each year for which the expenses of the Fund's R class would have exceeded the actual expenses paid by the Fund's A class. For the period prior to the commencement of operations of the IS class, the performance information shown below is for the A class. The performance of the A class has not been adjusted to reflect the expenses applicable to the IS class since the IS class has a lower expense ratio than the expense ratio of the A class. The performance shown in the table below also has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund's A class, R class and IS class and to remove any voluntary waiver of Fund expenses related to the A class that may have occurred during the period prior to the commencement of operations of the R and IS classes.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class and after-tax returns for B, C, F, R and IS classes will differ from those shown for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2016)
Average Annual Total Returns - Federated Capital Income Fund		1 Year	5 Years	10 Years
A		2.01%	4.21%	4.04%
A | Return After Taxes on Distributions		0.13%	2.33%	2.37%
A | Return After Taxes on Distributions and Sale of Fund Shares		1.10%	2.62%	2.59%
B		1.57%	4.26%	4.00%
C		6.09%	4.62%	3.85%
F		5.63%	5.15%	4.51%
R		7.65%	5.15%	4.50%
IS		8.17%	5.57%	4.71%
Standard and Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	1.38%	12.57%	7.31%
Blended Index (reflects no deduction for fees, expenses or taxes)	[2]	(1.75%)	7.23%	6.42%
Morningstar Allocation Funds Average–30% to 50% Equity	[3]	(2.32%)	4.30%	4.15%
[1]	The Standard and Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Blended Index is comprised of 40% Russell 1000® Value Index/20% Bloomberg Barclays Emerging Markets USD Aggregate Index/20% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Bloomberg Barclays U.S. Mortgage Backed Securities Index. During the reporting period, the Fund's Adviser elected to change one of the indexes in the Blended Index from the Dow Jones U.S. Select Dividend Index to the Russell 1000® Value Index because the Russell 1000® Value Index is more representative of the securities in which the Fund invests. The Russell 1000® Value measures the performance of the large-cap value segment of the U.S. equity universe. The Bloomberg Barclays Emerging Markets USD Aggregate Index tracks total returns for external-currency-denominated debt instruments of the emerging markets. The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The Bloomberg Barclays U.S. Mortgage Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Effective August 24, 2016, the names of the "Bloomberg Barclays" indexes discussed above changed from "Barclays."
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. During the reporting period, Morningstar changed the name of the peer group from Morningstar Conservative Allocation Funds Average to Morningstar Allocation Funds Average–30% to 50% Equity.